Transamerica Advisors Life Insurance Company of New York Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499
August 31, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	ML of New York Variable Annuity Separate Account A
ML of New York Retirement Plus Separate Account A — 33-43654;
ML of New York Retirement Power — 333-34894;
ML of New York Retirement Optimizer — 333-69220;
ML of New York Investor Choice — Investor Series — 333-119611
Commissioners:
Transamerica Advisors Life Insurance Company of New York (“the Company”), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2010, for the following underlying mutual funds (“Funds”) in which Registrant invests:
Semi-Annual Report Filings:
BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund, SEC File No.: 811-03290
BlackRock Basic Value V.I. Fund, SEC File No.: 811-03290
BlackRock Capital Appreciation V.I. Fund, SEC File No.: 811-03290
BlackRock Global Allocation V.I. Fund, SEC File No.: 811-03290
BlackRock Global Opportunities V.I. Fund, SEC File No.: 811-03290
BlackRock Government Income V.I. Fund, SEC File No.: 811-03290
BlackRock High Income V.I. Fund, SEC File No.: 811-03290
BlackRock International Value V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Core V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Growth V.I. Fund, SEC File No.: 811-03290
BlackRock Large Cap Value V.I. Fund, SEC File No.: 811-03290
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290
BlackRock S&P 500 Index V.I. Fund, SEC File No.: 811-03290
BlackRock Total Return V.I. Fund, SEC File No.: 811-03290
BlackRock Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290
BlackRock Value Opportunities V.I. Fund, SEC File No.: 811-03290
     an AEGON company

AIM Variable Insurance Funds
Invesco V.I. Basic Value Fund, SEC File No.: 811-07452
Invesco V.I. Capital Appreciation Fund, SEC File No.: 811-07452
Invesco V.I.Core Equity Fund, SEC File No.: 811-07452
Invesco V.I. International Growth Fund, SEC File No.: 811-07452
Invesco V.I.Mid Cap Core Equity Fund, SEC File No.: 811-07452
Invesco Van Kampen V.I. Comstock Fund, SEC File No.: 811-04424
Invesco Van Kampen V.I. Capital Growth Fund, SEC File No.: 811-04424
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Global Thematic Growth Portfolio, SEC File No.: 811-05398
AllianceBernstein Growth and Income Portfolio, SEC File No.: 811-05398
AllianceBernstein International Value Portfolio, SEC File No.: 811-05398
AllianceBernstein Large Cap Growth Portfolio, SEC File No.: 811-05398
AllianceBernstein Small/Mid Cap Value Portfolio, SEC File No.: 811-05398
AllianceBernstein Value Portfolio, SEC File No.: 811-05398
American Century Variable Portfolios, Inc.
VP International Fund, SEC File No.: 811-05188
VP Ultra Fund, SEC File No.: 811-05188
American Funds Insurance Series
Asset Allocation Fund, SEC File No.: 811-03857
Bond Fund, SEC File No.: 811-03857
Growth Fund, SEC File No.: 811-03857
Growth-Income Fund, SEC File No.: 811-03857
International Fund, SEC File No.: 811-03857
Davis Variable Account Fund, Inc.
Davis Value Portfolio, SEC File No.: 811-09293
Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Portfolio, SEC File No.: 811-05125
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund, SEC File No.: 811-10067
Eaton Vance VT Large-Cap Value Fund, SEC File No.: 811-10067
Federated Insurance Series
Federated Capital Appreciation Fund II, SEC File No.: 811-08042
Federated Kaufmann Fund II, SEC File No.: 811-08042
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund, SEC File No.: 811-05583
Templeton Growth Securities Fund, SEC File No.: 811-05583
Janus Aspen Series
Janus Aspen Forty Portfolio, SEC File No.: 811-07736
Janus Aspen Enterprise Portfolio, SEC File No.: 811-07736
MFS Variable Insurance Trust
MFS Growth Series, SEC File No.: 811-08326
Oppenheimer Variable Accounts Funds
Oppenheimer Capital Appreciation Fund/VA, SEC File No.: 811-04108
Oppenheimer Main Street Fund®/VA, SEC File No.: 811-04108
Oppenheimer Main Street Small Cap Fund®/VA, SEC File No.: 811-04108

PIMCO Variable Insurance Trust
CommodityRealReturn Strategy Portfolio, SEC File No.: 811-08399
Low Duration Portfolio, SEC File No.: 811-08399
Real Return Portfolio, SEC File No.: 811-08399
Total Return Portfolio, SEC File No.: 811-08399
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio, SEC File No.: 811-08786
Pioneer Fund VCT Portfolio, SEC File No.: 811-08786
Pioneer High Yield VCT Portfolio, SEC File No.: 811-08786
Pioneer Real Estate Shares VCT Portfolio, SEC File No.: 811-08786
Seligman Portfolios, Inc.
Seligman Smaller-Cap Value Portfolio, SEC File No.: 811-05221
Transamerica Series Trust
Transamerica Convertible Securities VP, SEC File No.: 811-04419
Transamerica WMC Diversified Growth VP, SEC File No.: 811-04419
Transamerica Growth Opportunities VP, SEC File No.: 811-04419
Transamerica Small/Mid Cap Value VP, SEC File No.: 811-04419
Wanger Advisors Trust
Wanger International, SEC File No.: 811-08748
Wanger USA, SEC File No.: 811-08748
Some of the funds listed above may not be available under every policy or contract offered by the Registrant.
The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.
Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.

Very truly yours,
/s/ Darin D. Smith
Darin D. Smith
General Counsel